Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 59,484	$ 33,605	$ 33,605
Cash investments in equity securities, net	3,619	9,633
Net increases due to observable price changes	7,760	13,104	20,900
Conversion of note receivable to equity securities	0	11,369
Sale of equity securities	0	(5,400)
Full acquisition of equity securities	0	(2,710)
Foreign currency translation adjustments	(14)	(117)
Balance at end of year	$ 70,849	$ 59,484	$ 70,849